Contract Assets/(Liabilities) - Schedule of Contract Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Contract Assets/(Liabilities) [Abstract]
Revenue recognized to date	$ 912,347	$ 1,662,710
Less: progress billings to date	(878,000)	(1,409,683)
Exchange difference	(263)	324
Contract assets	34,084	253,351
Contract assets, current	34,084	253,351
Contract assets, non-current
Billings in advance of performance obligation under contracts	49,989	11,431
Balance at beginning of the year ended June 30	11,431	14,383
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(11,460)	(14,401)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	50,374	11,416
Exchange difference	(356)	33
Balance at end of the year ended June 30	$ 49,989	$ 11,431